NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2017
NOTES RECEIVABLE [Abstract]
NOTES RECIEVABLE
NOTE 6 – NOTES RECEIVABLE

Bank acceptance notes:

	December 31,
	2017	2016

Due April 28, 2017, subsequently settled on due date	$-	$7,207,727
Due March 30, 2017, subsequently settled on due date	-	2,883,091
Due March 13, 2017, subsequently settled on due date	-	1,441,545
Due February 18, 2017, subsequently settled on due date	-	1,441,545
Due January 21, 2017, subsequently settled on due date	-	2,306,473
Total	$-	$15,280,381

Notes receivable are received from customers for the purchase of the Company’s products and are issued by financial institutions that entitle the Company to receive the full face mount from the financial institution at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.